Amplify Lithium & Battery Technology ETF
Schedule of Investments
January 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 20.3%
BAIC Motor Corp. Ltd. - Class H (a)	1,315,920	$402,773
BYD Co. Ltd. - Class H	322,226	10,068,086
CALB Co Ltd. (a) (b)	167,441	532,786
EVgo, Inc. (b) (c)	129,456	891,952
Fisker, Inc. (b) (c)	43,777	326,139
Li Auto, Inc. - ADR (b) (c)	89,705	2,233,654
Lucid Group, Inc. (b) (c)	152,439	1,782,012
NIO, Inc. - ADR (b)	133,826	1,615,280
Panasonic Holdings Corp.	303,722	2,800,034
Polestar Automotive Holding UK PLC - ADR (b) (c)	197,170	1,104,152
QuantumScape Corp. (b) (c)	50,689	431,363
Rivian Automotive, Inc. - Class A (b)	85,257	1,653,986
Tesla, Inc. (b)	51,272	8,881,336
Tianneng Power International Ltd.	293,642	434,407
XPeng, Inc. - ADR (b) (c)	77,443	823,993
Yadea Group Holdings Ltd. (a)	327,462	745,869
Zhejiang Leapmotor Technologies Ltd. (a) (b)	110,068	390,235
		35,118,057
Industrials - 19.7%
Blink Charging Co. (b) (c)	57,583	783,705
ChargePoint Holdings, Inc. (b) (c)	88,696	1,076,769
Contemporary Amperex Technology Co. Ltd.	198,133	13,640,988
Ecopro BM Co. Ltd.	18,123	1,468,319
EnerSys	14,393	1,194,907
Eve Energy Co. Ltd.	214,576	2,796,146
FREYR Battery SA (b) (c)	70,155	618,065
FuelCell Energy, Inc. (b)	280,276	1,025,810
GS Yuasa Corp.	55,019	955,272
Hyliion Holdings Corp. (b)	282,543	1,011,504
Kempower Oyj (b)	39,890	996,990
Li-Cycle Holdings Corp. (b) (c)	142,601	775,749
Microvast Holdings, Inc. (b)	344,313	561,230
Nikola Corp. (b) (c)	300,080	813,217
Plug Power, Inc. (b)	99,658	1,696,179
Proterra, Inc. (b)	141,147	719,850
The Lion Electric Co. (b) (c)	255,630	669,750
Varta AG (c)	28,408	859,183
Wallbox NV (b) (c)	134,321	750,854
Wuxi Lead Intelligent Equipment Co. Ltd.	231,013	1,577,136
		33,991,623
Information Technology - 9.8%
Iljin Materials Co. Ltd.	20,369	1,038,459
L&F Co. Ltd.	7,734	1,293,395
NAURA Technology Group Co. Ltd.	65,758	2,280,088
NEC Corp.	47,212	1,695,664
Novonix Ltd. - ADR (b) (c)	120,274	641,060
Samsung SDI Co. Ltd.	7,636	4,246,355
Simplo Technology Co. Ltd.	109,235	1,076,888
SolarEdge Technologies, Inc. (b)	8,448	2,696,010
TDK Corp.	57,193	2,023,384
		16,991,303
Materials - 49.9%
African Rainbow Minerals Ltd.	68,895	1,123,503
Albemarle Corp.	12,741	3,585,954
Allkem Ltd. (b)	126,663	1,160,479
AMG Advanced Metallurgical Group NV	23,660	919,299
Aneka Tambang Tbk	7,946,333	1,224,552
BHP Group Ltd. - ADR	207,759	14,574,294
CMOC Group Ltd. - Class H	4,842,516	2,791,449
Core Lithium Ltd. (b) (c)	987,242	808,341
Eramet SA	11,954	1,189,110
First Quantum Minerals Ltd.	90,784	2,106,273
Ganfeng Lithium Co. Ltd. - Class H (a)	325,599	2,960,689
Glencore PLC	1,259,814	8,405,697
Guangzhou Tinci Materials Technology Co. Ltd.	271,194	1,969,854
IGO Ltd.	139,440	1,434,035
ioneer Ltd. (b)	1,935,164	587,353
Jinchuan Group International Resources Co. Ltd.	10,624,762	1,043,350
Johnson Matthey PLC	49,150	1,367,011
LG Chem Ltd.	7,773	4,354,092
Liontown Resources Ltd. (b) (c)	750,127	831,280
Lithium Americas Corp. (b) (c)	37,923	953,669
Livent Corp. (b)	39,063	1,012,513
Lundin Mining Corp.	192,489	1,456,814
Mineral Resources Ltd.	31,342	1,967,600
MMC Norilsk Nickel PJSC - ADR (d) (e)	182,937	–
MP Materials Corp. (b)	37,191	1,209,079
Neometals Ltd. (b)	1,115,719	665,464
Piedmont Lithium, Inc. (b)	13,896	953,821
Pilbara Minerals Ltd. (b)	467,292	1,566,733
Resonac Holdings Corp.	64,666	1,095,445
Shanghai Putailai New Energy Technology Co. Ltd.	209,078	1,708,035
SK IE Technology Co. Ltd. (a) (b)	23,426	1,274,186
Sociedad Quimica y Minera de Chile SA - ADR	31,964	3,117,769
South32 Ltd.	684,184	2,192,510
Standard Lithium Ltd. (b) (c)	183,524	826,206
Sumitomo Metal Mining Co. Ltd.	50,702	2,044,206
Tianqi Lithium Corp. (b)	281,896	2,601,044
Umicore SA	42,313	1,592,994
Vale Indonesia Tbk PT (b)	2,548,580	1,262,389
Vulcan Energy Resources Ltd. (b)	173,062	870,972
W-Scope Corp. (b)	67,039	746,280
Yunnan Energy New Material Co. Ltd.	111,398	2,570,070
Zhejiang Huayou Cobalt Co. Ltd.	214,202	2,083,706
		86,208,120
Total Common Stocks (Cost $198,489,669)		172,309,103

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 4.30% (f)	306,260	306,260
Total Money Market Funds (Cost $306,260)		306,260

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%
First American Government Obligations Fund - Class X - 4.10% (f)	16,464,445	16,464,445
Total Investments Purchased with Proceeds from Securities Lending (Cost $16,464,445)		16,464,445
Total Investments - 109.4%
(Cost $215,260,374)		$189,079,808

Percentages are based on Net Assets of $172,806,638.

ADR -	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At January 31, 2023, the value of these securities amounted to $6,306,538 or 3.6% of net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is out on loan as of January 31, 2023. Total value of the securities out on loan is $16,160,759 or 9.4% of net assets.
(d)	Illiquid security. At January 31, 2023, the value of this security amounted to $0 or 0.0% of net assets.
(e)	The Fund has fair valued this security. Value determined using significant unobservable inputs.
(f)	Seven-day yield as of January 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$ 27,300,121
Belgium	1,592,994
Britain	2,471,163
Canada	6,788,462
Chile	3,117,769
China	54,226,288
Finland	996,990
France	1,189,110
Germany	859,183
Hong Kong	1,043,350
Indonesia	2,486,940
Israel	2,696,010
Japan	11,360,284
Netherlands	919,299
Norway	618,066
South Africa	1,123,503
South Korea	13,674,805
Spain	750,854
Switzerland	8,405,697
Taiwan	1,076,888
United States	29,611,327
Money Market Funds
United States	306,260
Investments Purchased with Proceeds from Securities Lending
United States	16,464,445
Total Level 1	189,079,808
Level 2	-
Total Level 2	-
Level 3
Common Stocks
Russia	0
Total Level 3	0
Total	$189,079,808

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund, except for the below. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 01/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 01/31/2023
Common Stocks	$0	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT			Fair Value as of 01/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$0	Market Approach	No Market Activity	-	Increase

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.